PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	$ 1,420
Balance, end of period	2,284	$ 1,420
Depreciation expenses	394	308
Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	205
Balance, end of period	1,138	205
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	243
Balance, end of period	254	243
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	161
Balance, end of period	126	161
Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	811
Balance, end of period	766	811
Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	3,132	3,082
Additions	1,258	235
Disposal -SSS sale		(185)
Balance, end of period	4,390	3,132
Cost | Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	1,192	1,092
Additions	1,074	113
Disposal -SSS sale		(13)
Balance, end of period	2,266	1,192
Cost | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	533	600
Additions	106	52
Disposal -SSS sale		(119)
Balance, end of period	639	533
Cost | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	352	347
Additions	0	5
Disposal -SSS sale		0
Balance, end of period	352	352
Cost | Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	1,055	1,043
Additions	78	65
Disposal -SSS sale		(53)
Balance, end of period	1,133	1,055
Accumulated Depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(1,712)	(1,439)
Additions	(394)	(308)
Disposal -SSS sale		35
Balance, end of period	(2,106)	(1,712)
Accumulated Depreciation | Computers
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(987)	(832)
Additions	(141)	(156)
Disposal -SSS sale		1
Balance, end of period	(1,128)	(987)
Accumulated Depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(290)	(262)
Additions	(95)	(62)
Disposal -SSS sale		34
Balance, end of period	(385)	(290)
Accumulated Depreciation | Furniture
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(191)	(162)
Additions	(35)	(29)
Disposal -SSS sale		0
Balance, end of period	(226)	(191)
Accumulated Depreciation | Machinery And Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Balance, beginning of period	(244)	(183)
Additions	(123)	(61)
Disposal -SSS sale		0
Balance, end of period	$ (367)	$ (244)